Finance Income	9 Months Ended
Sep. 30, 2023
Finance Income [Abstract]
Finance Income	Finance Income

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Bank interest income	4,436	2,148	12,213	2,660
	4,436	2,148	12,213	2,660

See note 15 for details of the various short-term bank deposit transactions entered into by the Group over the nine month periods ended September 30, 2023 and 2022 respectively.